Note Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Deferred Tax Assets Net	$ 1,049,895	$ 1,035,110
Unrecognized Tax Benefits Interest On Income Taxes Accrued	2,800	2,700
Income Tax Examination Penalties Accrued	0	0
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	9,000	9,000
Recognized Tax Benefits Current Interest On Income Taxes Accrued	615	598
Deferred Tax Liabilities	96,406	154,049
Deferred Tax Assets Valuation Allowance	496,307	447,824
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities	4,700
Income Tax Expense Benefit	$ 119,579	$ 230,830	$ 78,784
Corporate Income Tax Rate	21.00%	35.00%
Popular, Inc. Holding Co.
Income Taxes [Line Items]
Deferred Tax Assets Valuation Allowance	$ 90,000
Income Tax Expense Benefit	0	$ 0	19
Closing Agreement with the Puerto Rico Department of Treasury
Income Taxes [Line Items]
Income Tax Expense Benefit	108,900
FDIC Termination Agreement
Income Taxes [Line Items]
Income Tax Expense Benefit	45,000
"Deemed sale" incremental tax liability at the capital gains rate | Closing Agreement with the Puerto Rico Department of Treasury
Income Taxes [Line Items]
Income Tax Expense Benefit	49,800
Increase in the deferred tax asset due to increase in the tax basis of the loans | Closing Agreement with the Puerto Rico Department of Treasury
Income Taxes [Line Items]
Income Tax Expense Benefit	158,700
Other liabilities
Income Taxes [Line Items]
Deferred Tax Liabilities	926	1,300
PUERTO RICO
Income Taxes [Line Items]
Deferred Tax Assets Net	721,000
Deferred Tax Liabilities	68,483	128,615
Deferred Tax Assets Valuation Allowance	$ 89,852	67,263
Dividends Received Deduction From Controlled Subsidiary Percentage	100.00%
Dividends Received Deductions From Other Taxable Domestic Corporations Percentage	85.00%
Income Tax Expense Benefit	$ 119,579	$ 230,830	$ 78,784
Computed income tax at statutory rates	39.00%	39.00%	39.00%
Income tax expense recognized attributable to Law Act No. 257	$ 27,700
Corporate Income Tax Rate	37.50%	39.00%
UNITED STATES
Income Taxes [Line Items]
Deferred Tax Assets Net	$ 328,000
Deferred Tax Liabilities	27,923	$ 25,434
Deferred Tax Assets Valuation Allowance	406,455	380,561
Deferred Tax Assets	734,000
Income tax expense attributable to Tax Cuts and Job Act		$ 168,400
Computed income tax at statutory rates		21.00%	35.00%
Banco Popular Puerto Rico Qualified Pension Plan
Income Taxes [Line Items]
Deferred Tax Assets Other Tax	$ 42,200